Condensed consolidated cash flow statement (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement 1 [Line Items]
Interest received	€ 1,966	€ 3,030
Dividends received	1,477	1,326
Interest paid	214	298
Dividend received from joint ventures and associates	€ 171	€ 108